Accounts Receivable, Net (Details)	6 Months Ended
Dec. 31, 2025 USD ($)
Minimum [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable percentage	36.84%
Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable from customers	$ 23,596,284